PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property plant and equipment	$ 2,605,892	$ 2,822,525	$ 2,447,427
Less: Accumulated depreciation	(986,665)	(941,866)	(690,214)
Total	1,619,227	1,888,052	1,757,213
Computers and software [Member]
Property plant and equipment	134,122	141,490	149,005
Vehicles [Member]
Property plant and equipment	77,752	96,657	105,057
Leasehold Improvements [Member]
Property plant and equipment	482,848	519,278	560,711
Furniture, fixtures and equipment [Member]
Property plant and equipment	$ 1,911,170	$ 2,065,100	$ 1,632,654